UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

March 31, 2012

 1.799849.108

TRE-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.1%
Gentex Corp.	53,000	$ 1,299
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	24,013	2,159
Ford Motor Co.	633,058	7,907
Tesla Motors, Inc. (a)	6,600	246
		10,312
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	283,000	7,797
Chipotle Mexican Grill, Inc. (a)	9,500	3,971
Dunkin' Brands Group, Inc.	4,300	129
Las Vegas Sands Corp.	172,400	9,925
McDonald's Corp.	58,900	5,778
		27,600
Household Durables - 2.1%
D.R. Horton, Inc.	486,600	7,382
Lennar Corp. Class A	32,200	875
PulteGroup, Inc. (a)	313,700	2,776
Ryland Group, Inc. (d)	319,500	6,160
Tempur-Pedic International, Inc. (a)	81,363	6,869
Toll Brothers, Inc. (a)	59,600	1,430
		25,492
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	71,200	14,419
Media - 0.9%
Comcast Corp. Class A	118,322	3,551
Discovery Communications, Inc. (a)	141,200	7,145
		10,696
Multiline Retail - 1.0%
Dollar General Corp. (a)	151,144	6,983
Dollar Tree, Inc. (a)	52,900	4,999
		11,982
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	383,500	6,592
AutoZone, Inc. (a)	12,000	4,462
Bed Bath & Beyond, Inc. (a)	122,300	8,044
Limited Brands, Inc.	108,800	5,222
Lowe's Companies, Inc.	365,362	11,465
Sally Beauty Holdings, Inc. (a)	272,175	6,750
Teavana Holdings, Inc. (a)(d)	162,400	3,203
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	267,400	$ 10,618
Tractor Supply Co.	31,800	2,880
		59,236
Textiles, Apparel & Luxury Goods - 1.9%
Burberry Group PLC	131,200	3,142
PVH Corp.	99,700	8,906
Ralph Lauren Corp.	27,400	4,777
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	60,600	5,696
		22,521
TOTAL CONSUMER DISCRETIONARY		183,557
CONSUMER STAPLES - 9.1%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	69,000	5,025
Diageo PLC sponsored ADR	60,000	5,790
Dr Pepper Snapple Group, Inc.	166,400	6,691
The Coca-Cola Co.	197,800	14,639
		32,145
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	146,700	6,572
Wal-Mart Stores, Inc.	126,232	7,725
Whole Foods Market, Inc.	65,600	5,458
		19,755
Food Products - 0.6%
Corn Products International, Inc.	57,900	3,338
Green Mountain Coffee Roasters, Inc. (a)	94,100	4,408
		7,746
Household Products - 2.4%
Colgate-Palmolive Co.	145,600	14,237
Kimberly-Clark Corp.	97,000	7,167
Procter & Gamble Co.	103,955	6,987
		28,391
Personal Products - 0.4%
Schiff Nutrition International, Inc. (a)	355,345	4,367
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Altria Group, Inc.	460,300	$ 14,209
Japan Tobacco, Inc.	450	2,546
		16,755
TOTAL CONSUMER STAPLES		109,159
ENERGY - 9.5%
Energy Equipment & Services - 2.6%
Cameron International Corp. (a)	121,100	6,398
Dresser-Rand Group, Inc. (a)	64,700	3,001
Halliburton Co.	234,814	7,793
Noble Corp.	108,200	4,054
Oceaneering International, Inc.	61,900	3,336
Rowan Companies, Inc. (a)	86,700	2,855
Schlumberger Ltd.	41,900	2,930
		30,367
Oil, Gas & Consumable Fuels - 6.9%
Amyris, Inc. (a)(d)	153,800	797
Apache Corp.	59,500	5,976
Atlas Pipeline Partners, LP	77,600	2,745
BP PLC sponsored ADR	24,128	1,086
Chevron Corp.	64,700	6,938
Exxon Mobil Corp.	389,700	33,799
Marathon Petroleum Corp.	127,863	5,544
Noble Energy, Inc.	66,400	6,493
Occidental Petroleum Corp.	94,300	8,980
Valero Energy Corp.	326,000	8,401
Williams Companies, Inc.	55,400	1,707
		82,466
TOTAL ENERGY		112,833
FINANCIALS - 6.2%
Capital Markets - 1.2%
Charles Schwab Corp.	266,731	3,833
Morgan Stanley	408,427	8,022
TD Ameritrade Holding Corp.	95,600	1,887
		13,742
Commercial Banks - 1.3%
SunTrust Banks, Inc.	214,970	5,196
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	73,400	$ 2,325
Wells Fargo & Co.	219,400	7,490
		15,011
Consumer Finance - 0.5%
Capital One Financial Corp.	38,300	2,135
SLM Corp.	247,600	3,902
		6,037
Diversified Financial Services - 1.1%
Citigroup, Inc.	201,240	7,355
JPMorgan Chase & Co.	134,300	6,175
		13,530
Real Estate Investment Trusts - 1.9%
American Tower Corp.	160,473	10,113
Big Yellow Group PLC	602,100	2,735
Corporate Office Properties Trust (SBI)	41,327	959
Digital Realty Trust, Inc. (d)	39,200	2,900
Equity Residential (SBI)	34,200	2,142
Extra Space Storage, Inc.	143,600	4,134
		22,983
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	104,500	2,086
The St. Joe Co. (a)	40,253	765
		2,851
TOTAL FINANCIALS		74,154
HEALTH CARE - 10.6%
Biotechnology - 3.5%
Achillion Pharmaceuticals, Inc. (a)	311,500	2,984
ADVENTRX Pharmaceuticals, Inc. (a)	684,564	472
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	271,977	23
Alexion Pharmaceuticals, Inc. (a)	52,792	4,902
Alkermes PLC (a)	45,500	844
Amgen, Inc.	54,700	3,719
Ardea Biosciences, Inc. (a)	93,200	2,028
ARIAD Pharmaceuticals, Inc. (a)	102,700	1,638
Biogen Idec, Inc. (a)	50,300	6,336
BioMarin Pharmaceutical, Inc. (a)	106,800	3,658
Dynavax Technologies Corp. (a)	470,500	2,381
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	221,319	$ 10,811
Theravance, Inc. (a)	84,400	1,646
		41,442
Health Care Equipment & Supplies - 1.2%
Covidien PLC	178,300	9,749
The Cooper Companies, Inc.	60,200	4,919
		14,668
Health Care Providers & Services - 3.3%
Aetna, Inc.	64,800	3,250
Catalyst Health Solutions, Inc. (a)	44,500	2,836
Express Scripts, Inc. (a)	168,100	9,108
Health Net, Inc. (a)	89,100	3,539
Laboratory Corp. of America Holdings (a)	40,837	3,738
McKesson Corp.	75,500	6,627
UnitedHealth Group, Inc.	66,300	3,908
WellPoint, Inc.	77,900	5,749
		38,755
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	67,400	3,546
Pharmaceuticals - 2.3%
AVANIR Pharmaceuticals Class A (a)(d)	189,300	647
Elan Corp. PLC sponsored ADR (a)	119,200	1,789
Eli Lilly & Co.	165,500	6,665
GlaxoSmithKline PLC sponsored ADR	114,900	5,160
Merck & Co., Inc.	36,700	1,409
Sanofi SA sponsored ADR	147,900	5,731
Shire PLC sponsored ADR	27,900	2,644
Valeant Pharmaceuticals International, Inc. (Canada) (a)	66,100	3,544
		27,589
TOTAL HEALTH CARE		126,000
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.4%
Raytheon Co.	68,400	3,610
Rockwell Collins, Inc.	62,700	3,609
Textron, Inc.	180,100	5,012
United Technologies Corp.	204,800	16,986
		29,217
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.2%
Dycom Industries, Inc. (a)	155,700	$ 3,637
Fluor Corp.	159,404	9,571
Foster Wheeler AG (a)	37,100	844
Jacobs Engineering Group, Inc. (a)	70,117	3,111
MasTec, Inc. (a)	160,393	2,902
Quanta Services, Inc. (a)	282,340	5,901
		25,966
Electrical Equipment - 1.4%
Emerson Electric Co.	157,000	8,192
Regal-Beloit Corp.	87,200	5,716
Schneider Electric SA	44,100	2,881
		16,789
Industrial Conglomerates - 0.9%
Danaher Corp.	184,900	10,354
Machinery - 2.0%
Cummins, Inc.	79,800	9,579
Ingersoll-Rand PLC	206,050	8,520
Joy Global, Inc.	83,900	6,167
		24,266
Professional Services - 0.3%
Randstad Holding NV (d)	90,100	3,399
Road & Rail - 0.4%
Union Pacific Corp.	47,300	5,084
TOTAL INDUSTRIALS		115,075
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 4.3%
Acme Packet, Inc. (a)	41,400	1,139
Motorola Solutions, Inc.	355,700	18,080
Polycom, Inc. (a)	370,887	7,073
QUALCOMM, Inc.	364,500	24,793
		51,085
Computers & Peripherals - 9.5%
Apple, Inc. (a)	173,900	104,253
Fusion-io, Inc.	23,900	679
Gemalto NV	32,407	2,139
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	81,600	$ 3,653
SanDisk Corp. (a)	59,200	2,936
		113,660
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	124,361	5,219
TE Connectivity Ltd.	118,676	4,361
		9,580
Internet Software & Services - 3.6%
eBay, Inc. (a)	133,100	4,910
Facebook, Inc. Class B (e)	49,257	1,516
Google, Inc. Class A (a)	44,600	28,599
OpenTable, Inc. (a)	68,155	2,758
Rackspace Hosting, Inc. (a)	96,330	5,567
		43,350
IT Services - 4.2%
Accenture PLC Class A	67,700	4,367
Cognizant Technology Solutions Corp. Class A (a)	239,453	18,426
IBM Corp.	29,600	6,176
MasterCard, Inc. Class A	26,367	11,088
Virtusa Corp. (a)	141,400	2,442
Visa, Inc. Class A	63,000	7,434
		49,933
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	92,900	3,753
Avago Technologies Ltd.	86,900	3,386
Broadcom Corp. Class A	218,600	8,591
Cirrus Logic, Inc. (a)	55,400	1,319
Cymer, Inc. (a)	26,000	1,300
Freescale Semiconductor Holdings I Ltd.	201,000	3,093
NXP Semiconductors NV (a)	215,956	5,747
		27,189
Software - 8.2%
Aspen Technology, Inc. (a)	59,100	1,213
Citrix Systems, Inc. (a)	104,900	8,278
Informatica Corp. (a)	56,900	3,010
Microsoft Corp.	1,467,400	47,324
Oracle Corp.	426,700	12,443
Red Hat, Inc. (a)	82,900	4,965
salesforce.com, Inc. (a)	86,300	13,334
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	78,200	$ 3,589
VMware, Inc. Class A (a)	37,700	4,236
		98,392
TOTAL INFORMATION TECHNOLOGY		393,189
MATERIALS - 4.7%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	52,800	4,847
Ashland, Inc.	68,100	4,158
E.I. du Pont de Nemours & Co.	52,200	2,761
LyondellBasell Industries NV Class A	133,800	5,840
Monsanto Co.	102,300	8,159
Sigma Aldrich Corp.	34,500	2,521
The Mosaic Co.	105,600	5,839
		34,125
Construction Materials - 0.3%
Eagle Materials, Inc.	31,900	1,109
Martin Marietta Materials, Inc. (d)	35,700	3,057
		4,166
Metals & Mining - 1.5%
ArcelorMittal SA Class A unit (d)	221,450	4,236
Commercial Metals Co.	274,900	4,074
Freeport-McMoRan Copper & Gold, Inc.	57,000	2,168
Ivanhoe Mines Ltd. (a)	161,100	2,534
Kinross Gold Corp.	198,800	1,943
Newmont Mining Corp.	58,500	2,999
		17,954
TOTAL MATERIALS		56,245
TOTAL COMMON STOCKS (Cost $924,044)		1,170,212
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	23,249,257	$ 23,249
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	18,089,900	18,090
TOTAL MONEY MARKET FUNDS (Cost $41,339)		41,339
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $965,383)		1,211,551
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(17,684)
NET ASSETS - 100%		$ 1,193,867
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,516,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,232
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	210
Total	$ 218
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Schiff Nutrition International, Inc.	$ 17,446	$ -	$ 12,458	$ -	$ -
Total	$ 17,446	$ -	$ 12,458	$ -	$ -
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 183,557	$ 183,557	$ -	$ -
Consumer Staples	109,159	101,588	7,571	-
Energy	112,833	112,833	-	-
Financials	74,154	74,154	-	-
Health Care	126,000	125,977	23	-
Industrials	115,075	115,075	-	-
Information Technology	393,189	391,673	-	1,516
Materials	56,245	56,245	-	-
Money Market Funds	41,339	41,339	-	-
Total Investments in Securities:	$ 1,211,551	$ 1,202,441	$ 7,594	$ 1,516
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,231
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	285
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,516
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 285

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $969,989,000. Net unrealized appreciation aggregated $241,562,000, of which $254,335,000 related to appreciated investment securities and $12,773,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012